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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Fountainhead Partners, L.P.
Address:   2201 E. Lamar, Ste. 260
           Arlington, TX 76006

From 13F File Number: 28-10642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    L. Scott Rand
Title:   Chief Investment Officer
Phone:   817-649-2100

Signature, Place, and Date of Signing:


/s/ L. Scott Rand                       Arlington, TX   February 12, 2007
-------------------------------------   -------------   -----------------
[Signature]                                 [City]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           38
Form 13F Information Table Value Total:      118,340
                                          (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2       COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS     CUSIP   [x$1000]   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
Acxiom                         COMMON             005125109    1,283     50,000  SH      SOLE       N/A         50,000
Advanta                        COMMON CL A        007942105    2,616     65,700  SH      SOLE       N/A         65,700
Aeropostale                    COMMON             007865108    1,664     53,900  SH      SOLE       N/A         53,900
Applied Materials              COMMON             038222105    4,428    240,000  SH      SOLE       N/A        240,000
Bally Total Fitness Hldg Corp  COMMON             05873K108      147     60,000  SH      SOLE       N/A         60,000
Black & Decker Corp            COMMON             091797100       80      1,000  SH      SOLE       N/A          1,000
Brocade Comm Sys I             COMMON             111621108      246     30,000  SH      SOLE       N/A         30,000
Build A Bear                   COMMON             120076104      701     25,000  SH      SOLE       N/A         25,000
CBS Corp New                   COMMON CL B        124857202      935     30,000  SH      SOLE       N/A         30,000
Charming Shoppes               COMMON             161133103    6,162    455,400  SH      SOLE       N/A        455,400
Culp Inc                       COMMON             230215105    4,399    854,100  SH      SOLE       N/A        854,100
Cypress Semiconductor          COMMON             232806109    8,435    500,000  SH      SOLE       N/A        500,000
EMC Corp                       COMMON             268648102    7,260    550,000  SH      SOLE       N/A        550,000
Encore Wire Corp               COMMON             292562105    1,321     60,000  SH      SOLE       N/A         60,000
Intl Rectifier Corp            NOTE 4.250% 7/2007 460254AE5    3,970  4,000,000 PRN      SOLE       N/A      4,000,000
Labor Ready Inc                COMMON             505401208    2,200    120,000  SH      SOLE       N/A        120,000
Liberty Media Holding Corp     CAP COM SER A      53071M302    9,896    101,000  SH      SOLE       N/A        101,000
Liberty Media Holding Corp     INT COM SER A      53071M104    5,393    250,000  SH      SOLE       N/A        250,000
Lincare                        COMMON             532791100    6,972    175,000  SH      SOLE       N/A        175,000
Linear Technology Corp         COMMON             535678106    2,426     80,000  SH      SOLE       N/A         80,000
Magma Design Automation        COMMON             559181102    1,340    150,000  SH      SOLE       N/A        150,000
Maxim Integrated Prods Inc     COMMON             57772K101    3,062    100,000  SH      SOLE       N/A        100,000
Motorola Inc                   COMMON             620076109    4,112    200,000  SH      SOLE       N/A        200,000
Nasdaq 100 Tr                  UNIT SER 1         631100104    8,632    200,000  SH      SOLE       N/A        200,000
Oracle Corp                    COMMON             68389X105      686     40,000  SH      SOLE       N/A         40,000
RTI International Metals       COMMON             74973W107    2,347     30,000  SH      SOLE       N/A         30,000
Sally Beauty Hldgs Inc         COMMON             79546E104      546     70,000  SH      SOLE       N/A         70,000
Sea Containers Ltd             COMMON CL A        811371707       84    120,000  SH      SOLE       N/A        120,000
Staples                        COMMON             855030102    1,602     60,000  SH      SOLE       N/A         60,000
Telephone & Data Sys Inc       SPL COM            879433860    2,381     48,000  SH      SOLE       N/A         48,000
Tellabs Inc                    COMMON             879664100       51      5,000  SH      SOLE       N/A          5,000
Texas Instrs Inc               COMMON             882508104    4,608    160,000  SH      SOLE       N/A        160,000
Triad Hospitals                COMMON             89579K109    2,928     70,000  SH      SOLE       N/A         70,000
Triquint Semiconductor         NOTE 4.000% 3/2007 89674KAB9    4,969  5,000,000 PRN      SOLE       N/A      5,000,000